Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets as of November 30, 2023 and year ended February 28, 2023 consisted of the following:

	November 30, 2023	February 28, 2023
Software Development	$6,335,448	$6,268,044
Software Licenses	737,576	427,576
Trademark	6,283	6,283
Total	7,079,307	6,701,903
Accumulated amortization	(4,796,815)	(3,933,543)
Intangible assets, net of amortization	$2,282,492	$2,768,360

Intangible assets as of February 28, 2023, and 2022 consisted of the following:

	February 28, 2023	February 28, 2022
Software Development	$6,268,044	$3,959,133
Software Licenses	427,576	397,477
Trademark	6,283	6,283
Total	6,701,903	4,362,893
Accumulated amortization	(3,933,543)	(3,172,130)
Intangible assets, net of amortization	$2,768,360	$1,190,763